Basis of preparation (Details) € in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Jun. 24, 2021 EUR (€)
Common Table Line Items [Line Items]
Other reserves	€ 38.5			€ 10.5
Translation reserve	100.4			105.1
Cash flow hedges
Common Table Line Items [Line Items]
Other reserves	40.7			€ 10.9
Derivatives | Swap contract | Cash flow hedges
Common Table Line Items [Line Items]
Notional amount	€ 819.1
Revolving Credit Facility (new)
Common Table Line Items [Line Items]
Line of credit facility, maximum borrowing capacity					€ 175.0
Senior EURO Debt
Common Table Line Items [Line Items]
Notional amount					€ 553.2
Interest rate	2.50%		2.50%
Senior USD Debt
Common Table Line Items [Line Items]
Notional amount	€ 869.6		$ 906.8
Interest rate	2.25%		2.25%
Other reserves
Common Table Line Items [Line Items]
Deferred hedging losses and costs of hedging transferred to the carrying value of inventory	€ (22.3)	€ 23.4